United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 91.6%
		Consumer Discretionary – 6.5%
417,100	[1]	Las Vegas Sands Corp.	11,203,306
634,490		McDonald's Corp.	44,242,988
659,900		Omnicom Group, Inc.	24,587,874
		TOTAL	80,034,168
		Consumer Staples – 12.4%
552,400		H.J. Heinz Co.	24,570,752
351,600		Kellogg Co.	17,597,580
591,200		Kroger Co.	12,521,616
340,399		Mead Johnson Nutrition Co.	18,088,803
502,905		Nestle S.A.	24,862,827
380,500		Procter & Gamble Co.	23,271,380
415,000		The Coca-Cola Co.	22,870,650
194,400		Wal-Mart Stores, Inc.	9,951,336
		TOTAL	153,734,944
		Energy – 8.2%
528,100		Chevron Corp.	40,246,501
604,100		Exxon Mobil Corp.	36,052,688
229,200		Schlumberger Ltd.	13,674,072
307,000	[1]	Southwestern Energy Co.	11,190,150
		TOTAL	101,163,411
		Financials – 11.7%
4,292,100	[1]	Citigroup, Inc.	17,597,610
101,700		Goldman Sachs Group, Inc.	15,338,394
752,000		J.P. Morgan Chase & Co.	30,290,560
317,100		MetLife, Inc.	13,337,226
277,000		PNC Financial Services Group	16,451,030
529,700		The Travelers Cos., Inc.	26,723,365
1,067,300		U.S. Bancorp	25,508,470
		TOTAL	145,246,655
		Health Care – 10.2%
470,500		Abbott Laboratories	23,092,140
163,500		Allergan, Inc.	9,983,310
137,000	[1]	Amgen, Inc.	7,470,610
771,801		Bristol-Myers Squibb Co.	19,233,281
192,800	[1]	Celgene Corp.	10,632,920
132,100	[1]	Genzyme Corp.	9,188,876
365,600		Johnson & Johnson	21,237,704
731,200		Merck & Co., Inc.	25,197,152
		TOTAL	126,035,993
		Industrials – 11.9%
160,900		CSX Corp.	8,482,648
165,400		Cummins, Inc.	13,167,494
1,932,800	[1]	Delta Air Lines, Inc.	22,961,664
315,700		Fluor Corp.	15,245,153
1,080,000		General Electric Co.	17,409,600
326,800		Joy Global, Inc.	19,402,116
216,900		Precision Castparts Corp.	26,503,011
1

Shares			Value
624,400		Tyco International Ltd.	23,902,032
		TOTAL	147,073,718
		Information Technology – 14.2%
107,700	[1]	Apple, Inc.	27,705,825
964,500	[1]	Cisco Systems, Inc.	22,251,015
602,400		Hewlett-Packard Co.	27,734,496
347,700		IBM Corp.	44,644,680
955,700		Microsoft Corp.	24,666,617
1,223,200		Oracle Corp.	28,916,448
		TOTAL	175,919,081
		Materials – 4.0%
419,600		Agnico Eagle Mines Ltd.	23,392,700
101,900		Lubrizol Corp.	9,526,631
345,400		Mosaic Co./The	16,458,310
		TOTAL	49,377,641
		Telecommunication Services – 3.6%
2,251,100		Frontier Communications Corp.	17,198,404
4,858,100		Qwest Communications International, Inc.	27,496,846
		TOTAL	44,695,250
		Utilities – 8.9%
925,900		American Electric Power Co., Inc.	33,313,882
1,117,300		Duke Energy Corp.	19,105,830
921,100		Southern Co.	32,542,463
461,000		Wisconsin Energy Corp.	25,023,080
		TOTAL	109,985,255
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,041,852,697)	1,133,266,116
		MUTUAL FUND – 8.5%
105,386,766	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	105,386,766
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $1,147,239,463)[4]	1,238,652,882
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[5]	(1,088,827)
		TOTAL NET ASSETS — 100%	$1,237,564,055
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At July 31, 2010, the cost of investments for federal tax purposes was $1,147,239,463. The net unrealized appreciation of investments for federal tax purposes was $91,413,419. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $105,764,843 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,351,424.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  As of July 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

  3

  Federated Kaufmann Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 97.8%
		Consumer Discretionary – 10.2%
647,349	[1,2]	ATA, Inc., ADR	1,929,100
314,550	[2,3,4]	B2W Companhia Global Do Varejo, GDR	12,091,302
75,000	[1]	Bed Bath & Beyond, Inc.	2,841,000
3,009,050		Bharat Forge Ltd.	21,190,767
2,500,730		Cia Hering	83,831,613
125,000	[1]	Dick's Sporting Goods, Inc.	3,288,750
15,000,000	[1,2]	Ford Motor Co.	191,550,000
9,281,638		Golden Eagle Retail Group Ltd.	21,986,757
1,000,000	[1,3,4]	Hydrogen Corp.	10,000
175,000	[1]	Kohl's Corp.	8,345,750
24,842,903	[1]	L'Occitane International SA	54,371,336
892,613	[1]	Lincoln Educational Services	18,825,208
1,950,472		National CineMedia, Inc.	34,991,468
6,249,951		New World Department Store China	5,471,473
700,000	[1]	O'Reilly Automotive, Inc.	34,496,000
12,377,400		Parkson Retail Group Ltd.	21,257,099
1,050,000	[1]	Penn National Gaming, Inc.	28,759,500
100,000		PetSmart, Inc.	3,105,000
11,997,538	[5]	Restoque Comercio e Confeccoes de Roupas SA	68,214,339
22,735,373	[1]	Sands China Ltd.	35,006,767
60,000		Target Corp.	3,079,200
10,836,445	[1]	Wynn Macau Ltd.	18,554,840
1,502,631	[1]	Yoox SpA	12,081,813
		TOTAL	685,279,082
		Consumer Staples – 3.5%
291,654		Drogasil SA	6,069,216
5,460,774	[1]	Grupo Comercial Chedraui SA, de C.V.	15,109,432
10,880,205	[1]	Hypermarcas SA	141,662,892
1,400,000		Philip Morris International, Inc.	71,456,000
		TOTAL	234,297,540
		Energy – 1.0%
317,762		Canadian Natural Resources Ltd.	10,937,368
301,000	[1,2]	Concho Resources, Inc.	18,053,980
500,000	[1]	Dresser-Rand Group, Inc.	18,605,000
526,881		Suncor Energy, Inc.	17,360,729
		TOTAL	64,957,077
		Financials – 18.9%
1,000,000	[2]	American Express Co.	44,640,000
1,858,400	[1]	Amil Participacoes SA	16,060,769
3,131,219		BR Malls Participacoes	46,626,464
5,200,000		Bank of America Corp.	73,008,000
2,000,000	[2]	Bank of New York Mellon Corp.	50,140,000
8,718,450	[5]	Brasil Brokers Participacoes	34,352,319
22,762,799	[1,5]	CETIP SA	187,791,797
523,250	[2]	CNinsure, Inc., ADR	12,338,235

Shares or Principal Amount			Value in U.S. Dollars
30,000,000		Chimera Investment Corp.	116,100,000
1	[1,3,6]	FA Private Equity Fund IV LP	933,636
400,000	[2]	Greenhill & Co., Inc.	27,220,000
1,760,650		Housing Development Finance Corp. Ltd.	113,215,809
727,307	[1]	IFM Investments Ltd., ADR	4,109,285
1	[1,3,6]	Incuvest LLC	0
6,415,978		Infrastructure Development Finance Co. Ltd.	25,716,451
1	[1,3,6]	Infrastructure Fund	19,404
3,250,000		J.P. Morgan Chase & Co.	130,910,000
1,788,040		LPS Brasil Cons De Imoveis	27,652,199
500,000	[2]	Moody's Corp.	11,775,000
3,100,000		Morgan Stanley	83,669,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	33,899,570
27,847,407		PT Bank Central Asia	18,516,184
1	[1,3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	13,664,476
1	[1,3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	13,058,938
1,350,000		State Street Corp.	52,542,000
200,202		Two Harbors Investment Co.	1,687,703
3,461,635		Wells Fargo & Co.	95,991,138
1,000,000		Willis Group Holdings PLC	30,600,000
		TOTAL	1,269,488,377
		Health Care – 20.3%
11,621,476	[1,2,5]	Alkermes, Inc.	149,917,040
500,000		Allergan, Inc.	30,530,000
1	[3,6]	Apollo Investment Fund V	4,543,746
2	[1,6]	Ardais Corp.	0
500,000	[1,2]	Athenahealth, Inc.	13,885,000
3,093,592	[1,5]	Auxilium Pharmaceutical, Inc.	69,791,436
4,151,543	[1,2]	Bellus Health, Inc.	373,639
2,000,000	[1,2]	BioMarin Pharmaceutical, Inc.	43,700,000
240,400	[1,2]	Cepheid, Inc.	3,978,620
274,595	[1,2]	Chindex International, Inc.	3,847,076
185,980	[1]	Chindex International, Inc.	2,605,580
625,000	[1,3]	Conceptus, Inc.	8,443,750
600,000	[1,3,4,5]	Conceptus, Inc.	8,106,000
714,286	[1,3,5]	Conceptus, Inc.	9,650,004
3,634,700	[1,2,5]	Conceptus, Inc.	49,104,797
2,278,165	[1]	Corcept Therapeutics, Inc.	7,404,036
797,358	[1,2]	Corcept Therapeutics, Inc.	2,591,414
500,000	[1,3,6]	Cortek, Inc.	0
6,000,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	129,480,000
1	[3,6]	Denovo Ventures I LP	2,639,000
4,916,800	[1,2,5]	Dexcom, Inc.	54,871,488
126,065	[1]	Dexcom, Inc. Restricted	1,406,885
2,072,900		Dishman Pharmaceuticals & Chemicals Ltd.	9,711,205
552,681	[1]	Durect Corp.	1,348,542

Shares or Principal Amount			Value in U.S. Dollars
12,850,000	[1,5]	Dyax Corp.	30,840,000
5,198,050	[1,2,3,5]	Endologix, Inc.	23,755,089
3,555,556	[1]	Endologix, Inc.	16,248,891
1,800,000	[1,2]	Express Scripts, Inc., Class A	81,324,000
500,000		Hikma Pharmaceuticals PLC	5,617,554
900,000	[1,2]	Human Genome Sciences, Inc.	23,346,000
2,000,000	[1,2]	Illumina, Inc.	89,660,000
2,672,070	[1,2,5]	Insulet Corp.	39,519,915
1,000,000	[1,2]	Isis Pharmaceuticals, Inc.	9,890,000
1	[3,6]	Latin Healthcare Fund	936,749
300,000	[1]	LifeWatch AG	3,369,492
1,000,000	[1,2]	Masimo Corp.	23,080,000
93,168		Merck & Co., Inc.	3,210,569
1,650,000	[1,2]	Mylan Laboratories, Inc.	28,710,000
1,364,785	[1,2]	Nektar Therapeutics	17,824,092
50,000	[1,2]	NuVasive, Inc.	1,638,500
1	[1,3,6]	Peachtree Velquest	0
2,000,000		Piramal Healthcare Ltd.	20,793,018
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	24,132,488
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	19,590,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	9,175,267
2,998,043	[1,5]	Repligen Corp.	9,683,679
902,442	[1,2]	Savient Pharmaceuticals, Inc.	12,363,455
3,000,000	[1,2]	Seattle Genetics, Inc.	36,540,000
190,400		Sinopharm Medicine Holding Co., Ltd.	710,859
1,077,000	[1,2]	Somaxon Pharmaceuticals, Inc.	3,974,130
274	[1,6]	Soteira, Inc.	176
3,802,277	[1]	Threshold Pharmaceuticals, Inc.	5,323,188
8,897,090	[1,2,5]	Vical, Inc.	29,449,368
200,000	[1]	Vivus, Inc.	1,132,000
7,000,000	[1,2]	Warner Chilcott PLC	179,200,000
180,000	[1]	Watson Pharmaceuticals, Inc.	7,290,000
		TOTAL	1,366,257,737
		Industrials – 18.1%
500,000	[2]	3M Co.	42,770,000
1,150,500		Bharat Heavy Electricals Ltd.	60,493,912
1,000,000	[2]	CLARCOR, Inc.	37,520,000
700,000		CSX Corp.	36,904,000
350,000	[2]	Caterpillar, Inc.	24,412,500
401,100	[1]	Copart, Inc.	14,616,084
500,000	[1,2]	CoStar Group, Inc.	21,915,000
800,000	[1,2]	Covanta Holding Corp.	12,056,000
2,066,527		Crompton Greaves Ltd.	12,266,455
850,000		Cummins, Inc.	67,668,500
750,000	[2]	Danaher Corp.	28,807,500
946,604	[1]	DigitalGlobe, Inc.	25,804,425
216,207	[1]	Douglas Dynamics, Inc.	2,562,053
2,255,565	[2]	Expeditors International Washington, Inc.	96,177,292
1,300,000		FedEx Corp.	107,315,000

Shares or Principal Amount			Value in U.S. Dollars
1,150,000	[1,5]	GeoEye, Inc.	39,698,000
767,016		IESI-BFC Ltd.	17,265,530
380,000	[1,2]	IHS, Inc., Class A	24,057,800
10,182,148	[1,2]	Jet Blue Airways Corp.	65,471,212
255,100		Joy Global, Inc.	15,145,287
280,932	[1]	KAR Auction Services, Inc.	3,556,599
300,000		L-3 Communications Holdings, Inc.	21,912,000
4,704,116		Max India Ltd.	15,651,665
500,000		Norfolk Southern Corp.	28,135,000
380,000	[2]	Precision Castparts Corp.	46,432,200
650,000		Rockwell Collins	37,154,000
2,900,000	[1]	Ryanair Holdings PLC, ADR	86,855,000
835,000	[1,2]	UAL Corp.	19,822,900
600,000		Union Pacific Corp.	44,802,000
850,000		United Technologies Corp.	60,435,000
3,100,000	[1]	Verisk Analytics, Inc.	92,039,000
225,000	[2]	Wabtec Corp.	10,037,250
		TOTAL	1,219,759,164
		Information Technology – 15.7%
2,000,000	[1,2]	Advanced Micro Devices, Inc.	14,980,000
1,550,000	[1]	Akamai Technologies, Inc.	59,458,000
5,333,855	[1]	Amadeus IT Holding SA	93,836,023
1,475,239	[1]	Avago Technologies Ltd.	32,101,201
500,000	[1]	BMC Software, Inc.	17,790,000
780,000	[1,2]	Blackboard, Inc.	29,616,600
4,612,700		CIELO SA	41,437,719
2,027,952	[1]	Camelot Information Systems, Inc., ADR	21,658,527
750,000	[1,2]	Check Point Software Technologies Ltd.	25,515,000
100,000	[1]	Citrix Systems, Inc.	5,502,000
3,000,000	[1]	Comverse Technology, Inc.	22,500,000
274,574	[1,2]	DG Fastchannel, Inc.	10,469,507
1,059,322	[1,3,6]	Expand Networks Ltd.	0
100,000	[1,2]	First Solar, Inc.	12,545,000
87,750	[1]	Google, Inc.	42,545,587
17,908,025	[1]	Inotera Memories, Inc.	9,444,837
600,000	[2]	Mastercard, Inc.	126,024,000
1,600,000	[2]	Microchip Technology, Inc.	48,720,000
8,000,000	[1,2]	Micron Technology, Inc.	58,240,000
3,806,875	[1]	Microsemi Corp.	60,757,725
2,571,071	[1]	NCR Corp.	35,223,673
2,156,725	[1]	NIC, Inc.	16,002,899
1,500,000	[1]	NVIDIA Corp.	13,785,000
300,000	[1,2]	NetApp, Inc.	12,690,000
5,900,000	[1,2]	ON Semiconductor Corp.	39,825,000
1	1,[3,6]	Peachtree Open Networks	0
706,784	[1,2]	QuinStreet, Inc.	8,516,747
1,070,000	[1,5]	RADWARE Ltd.	24,460,200
3,709,800		Redecard SA	56,022,452
194,728	[1]	Rubicon Technology, Inc.	5,890,522

Shares or Principal Amount			Value in U.S. Dollars
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
600,000	[1]	Smart Modular Technologies (WWH), Inc.	3,246,000
2,964,645	[1,5]	TNS, Inc.	58,255,274
4,860,711	[1]	Telecity Group PLC	33,025,694
400,700	[1,2]	Trina Solar Ltd., ADR	8,711,218
279,745	[1]	VistaPrint Ltd.	9,245,572
		TOTAL	1,058,041,977
		Materials – 7.3%
500,000		Barrick Gold Corp.	20,550,000
750,000	[2]	Dow Chemical Co.	20,497,500
500,000	[2]	Ecolab, Inc.	24,455,000
34,547,300		Huabao International Holdings Ltd.	44,565,683
145,094,512		Lee & Man Paper Manufacturing Ltd.	106,661,045
500,000		Newmont Mining Corp.	27,950,000
33,986,100		Nine Dragons Paper Holdings Ltd.	49,354,774
365,000		Praxair, Inc.	31,689,300
2,246,798	[1,2,5]	STR Holdings, Inc.	50,328,275
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	37,990,000
1,170,000	[2]	United States Steel Corp.	51,866,100
22,191,500	[1]	Yingde Gases Group Co.	21,798,667
		TOTAL	487,706,344
		Telecommunication Services – 1.8%
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	26,982,047
1,100,000	[2]	NTELOS Holdings Corp.	20,581,000
650,000	[1,2]	Neutral Tandem, Inc.	6,955,000
3,400,000	[1,2]	TW Telecom, Inc.	64,328,000
		TOTAL	118,846,047
		Utilities – 1.0%
146,559	[1,6]	BF Investment Ltd.	472,744
146,559	[1]	BF Utilities Ltd.	3,150,521
2,000,000	[1,3,4]	EDP Renovaveis SA	11,944,679
875,000		ITC Holdings Corp.	49,647,500
		TOTAL	65,215,444
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,006,163,524)	6,569,848,789
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/11/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	11
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	1,001,284
157,125	[1]	Clinical Data, Inc., 5/24/2012	561
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,573,454
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	70,063
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	627,126
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	4,692,792
461,121	[1]	Favrille, Inc., 3/7/2011	0

Shares or Principal Amount			Value in U.S. Dollars
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	3,403
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	883
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	1,478,351
		TOTAL	9,447,928
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	9,447,928
		Preferred Stocks – 0.1%
		Consumer Discretionary – 0.1%
4,666	[3,4,5]	Lodgenet Entertainment, Conv. Pfd., Series B, $100.00 Annual Dividend	5,937,859
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	616,987
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $27,921,294)	6,554,846
		Corporate Bonds – 0.5%
		Consumer Discretionary – 0.0%
$722,050	1,[6]	Hydrogen Corp., 12.00%, 8/15/2010	0
		Health Care – 0.4%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	27,586,990
		Information Technology – 0.1%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	3,906,315
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,564,991)	31,493,305
		MUTUAL FUND – 1.2%
80,128,736	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	80,128,736
		REPURCHASE AGREEMENT – 15.3%
1,029,858,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and market value of those underlying securities was $8,189,364,232 (purchased with proceeds from securities lending collateral). (AT COST)	1,029,858,000
		TOTAL INVESTMENTS — 115.0% (IDENTIFIED COST $6,196,852,567)[8]	7,727,331,604
		OTHER ASSETS AND LIABILITIES - NET — (15.0)%[9]	(1,008,532,347)
		TOTAL NET ASSETS — 100%	$6,718,799,257

  At July 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/2/2010	7,134,260 Brazilian Real	$4,051,255	$(5,067)
8/3/2010	2,752,078 Brazilian Real	$1,562,793	$(1,955)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(7,022)

  Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$996,375,538	$1,029,858,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $96,167,533, which represented 1.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $41,996,155, which represented 0.6% of total net assets.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$4,543,746
Ardais Corp., Conv. Pfd	3/2/2001 - 3/8/2001	9,999,999	0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	0
Conceptus, Inc.	8/11/2005	4,500,000	8,443,750
Conceptus, Inc.	4/10/2001	5,000,000	9,650,004
Cortek, Inc.	2/29/2000	0	0
Cortek, Inc., Conv. Pfd., Series D	23/31/2003	0	0
Cortex, Inc., Pfd., Series D2	6/18/2001	0	0
Denovo Ventures I LP	3/9/2000	3,482,145	2,639,000
Endologix, Inc.	12/8/2003 - 7/30/2009	19,440,145	23,755,089
Expand Networks Ltd.	9/22/2000	2,500,000	0
FA Private Equity Fund IV LP	3/4/2002	563,131	933,636
Incuvest LLC	1/6/2000	5,000,000	0
Infrastructure Fund	8/11/2000	410,088	19,404
Latin Healthcare Fund	11/28/2000	0	936,749
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	0
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	0
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Open Networks	10/05/2000	892,599	0
Peachtree Velquest	9/14/2000	494,382	0
Rocket Ventures II	7/20/1999	10,015,342	0
Sensable Technologies, Inc.	10/15/2004	0	0
5	Affiliated company.

  Transactions with affiliated companies and affiliated holdings during the quarter ended July 31, 2010, were as follows:
Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2010	Value	Dividend Income
Alkermes, Inc.	12,057,000	1,621,476	2,057,000	11,621,476	$149,917,040	$ —
*Arena Pharmaceuticals, Inc.	9,850,800	—	9,850,800	—	—	—
Auxilium Pharmaceutical, Inc.	3,307,017	142,222	355,647	3,093,592	69,791,436	—
Brasil Brokers Participacoes	8,718,450	—	—	8,718,450	34,352,319	635,496
Cbeyond Communications, Inc.	—	1,771,638	—	1,771,638	26,982,047	—
CETIP SA	17,903,500	4,859,299	—	22,762,799	187,791,797	3,792,788
*Chimera Investment Corp.	52,600,000	4,872,000	27,472,000	30,000,000	116,100,000	20,400,000
Conceptus, Inc.	600,000	—	—	600,000	8,106,000	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	49,104,797	—
Conceptus, Inc.	714,286	—	—	714,286	9,650,004	—
Cubist Pharmaceuticals, Inc.	7,000,000	—	1,000,000	6,000,000	129,480,000	—
Dexcom, Inc.	4,916,800	—	—	4,916,800	54,871,488	—
Dyax Corp.	11,355,088	1,494,912	—	12,850,000	30,840,000	—
Endologix, Inc.	6,915,528	—	1,717,478	5,198,050	23,755,089	—
*Epigenomics AG	4,847,764	—	4,847,764	—	—	—
Federated Prime Value Obligations Fund, Institutional Shares	1,775,556,873	2,487,466,726	4,182,894,863	80,128,736	80,128,736	—
GeoEye, Inc.	924,656	225,344	—	1,150,000	39,698,000	—
Insulet Corp.	2,850,000	—	177,930	2,672,070	39,519,915	—
*Isis Pharmaceuticals, Inc.	6,880,757	—	5,880,757	1,000,000	9,890,000	—
Lodgenet Entertainment, Con. Pfd., Series B, $100.00 Annual Dividend	9,490	—	4,824	4,666	5,937,859	503,200
*National CineMedia, Inc.	2,358,759	—	408,287	1,950,472	34,991,468	—
*Neurocrine Biosciences, Inc.	2,395,733	—	2,395,733	—	—	—
*Neutral Tandem, Inc.	—	2,000,000	1,350,000	650,000	6,955,000	—
*OSI Pharmaceuticals, Inc.	3,500,000	—	3,500,000	—	—	—
Progenics Pharmaceuticals, Inc.	4,700,000	546,193	—	5,246,193	24,132,488	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	24,460,200	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	9,683,679	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	—	11,997,538	68,214,339	1,113,418
STR Holdings, Inc.	—	2,246,798	—	2,246,798	50,328,275	—
TNS, Inc.	2,011,100	953,545	—	2,964,645	58,255,274	—
*Two Harbors Investment Co.	3,000,000	—	2,799,798	200,202	1,687,703	—
Vical, Inc.	7,738,820	1,874,085	715,815	8,897,090	29,449,368	—
TOTAL OF AFFILIATED COMPANIES	1,972,205,862	2,510,283,035	4,247,430,653	235,058,244	$1,374,074,321	$26,444,902
*	At July 31, 2010, the Fund no longer has ownership of at least 5% of the voting shares.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	At July 31, 2010, the cost of investments for federal tax purposes was $6,198,205,989. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $1,529,125,615. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,818,633,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $289,507,870.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,368,541,854	$ —	$12,322,711	$4,380,864,565
International	2,188,511,480	—	472,744	2,188,984,224
Preferred Stocks
Domestic	—	5,937,859	616,987	6,554,846
Debt Securities:
Corporate Bonds	—	31,493,305	—	31,493,305
Warrants	—	9,447,928	—	9,447,928
Mutual Fund	80,128,736	—	—	80,128,736
Repurchase Agreement	—	1,029,858,000	—	1,029,858,000
TOTAL SECURITIES	$6,637,182,070	$1,076,737,092	$13,412,442	$7,727,331,604
OTHER FINANCIAL INSTRUMENTS*	$(7,022)	$ —	$ —	$(7,022)
*	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock - Domestic Securities	Investments in Common Stock - International Securities	Investments in Preferred Stock - Domestic Securities	Investments in Corporate Bond Securities	Investments in Warrants
Balance as of November 1, 2009	$26,595,794	$ —	$616,987	$144,410	$3,764,140
Change in unrealized appreciation/depreciation	(857,123)	472,744	—	86,809	(788,649)
Net purchases (sales)	(959,459)	— [1]	—	(231,219)	(99,750)
Transfers in and/or out of level 3	(12,456,501)	—	—	—	(2,875,741)
Balance as of July 31, 2010	$12,322,711	$472,744	$616,987	$ —	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2010	$(857,123)	$472,744	$ —	$86,809	$ —
1	Shares acquired in conjunction with a spinoff were recorded at zero cost.

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

  Federated Kaufmann Large Cap Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 97.1%
		Consumer Discretionary – 10.9%
79,100		Best Buy Co., Inc.	2,741,606
68,600	[1]	Kohl's Corp.	3,271,534
189,000		Lowe's Cos., Inc.	3,919,860
1,813,345	[1]	Sands China Ltd.	2,792,095
63,300		TJX Cos., Inc.	2,628,216
1,541,200	[1]	Wynn Macau Ltd.	2,638,938
		TOTAL	17,992,249
		Consumer Staples – 3.0%
64,900		Anheuser-Busch InBev NV	3,436,684
120,000	[1]	Hypermarcas SA	1,562,429
		TOTAL	4,999,113
		Financials – 21.7%
69,800		American Express Co.	3,115,872
273,900		Annaly Capital Management, Inc.	4,765,860
232,000		Bank of America Corp.	3,257,280
460,361	[1]	CETIP SA	3,797,952
22,900		Goldman Sachs Group, Inc.	3,453,778
62,500		Housing Development Finance Corp. Ltd.	4,018,964
46,600		ICICI Bank Ltd., ADR	1,813,206
89,242		J.P. Morgan Chase & Co.	3,594,668
132,652		Morgan Stanley	3,580,278
160,460		Wells Fargo & Co.	4,449,556
		TOTAL	35,847,414
		Health Care – 14.2%
83,000	[1]	Amgen, Inc.	4,525,990
32,100		Baxter International, Inc.	1,405,017
35,400		Becton, Dickinson & Co.	2,435,520
131,888		Bristol-Myers Squibb Co.	3,286,649
118,456		Merck & Co., Inc.	4,081,994
79,029		Teva Pharmaceutical Industries Ltd., ADR	3,860,566
148,700	[1]	Warner Chilcott PLC	3,806,720
		TOTAL	23,402,456
		Industrials – 21.1%
51,430		C.H. Robinson Worldwide, Inc.	3,353,236
62,650		Cummins, Inc.	4,987,566
262,000	[1]	Delta Air Lines, Inc.	3,112,560
121,534		Expeditors International Washington, Inc.	5,182,210
52,760		FedEx Corp.	4,355,338
31,450		Kuehne & Nagel International AG	3,372,339
35,200		Precision Castparts Corp.	4,301,088
61,900	[1]	Ryanair Holdings PLC, ADR	1,853,905
145,350	[1]	Verisk Analytics, Inc.	4,315,442
		TOTAL	34,833,684
		Information Technology – 21.8%
310,119	[1]	Amadeus IT Holding SA	5,455,779
  1

Principal Amount or Shares			Value
17,100	[1]	Apple, Inc.	4,398,975
336,600		CIELO SA	3,023,811
115,600	[1]	Cisco Systems, Inc.	2,666,892
6,575	[1]	Google, Inc.	3,187,889
200,000		Intel Corp.	4,120,000
335,300	[1]	Micron Technology, Inc.	2,440,984
125,650		Microsoft Corp.	3,243,027
123,400		Oracle Corp.	2,917,176
165,400		Redecard SA	2,497,739
152,600	[1]	Symantec Corp.	1,979,222
		TOTAL	35,931,494
		Materials – 4.4%
87,000		Barrick Gold Corp.	3,575,700
75,000		Ecolab, Inc.	3,668,250
		TOTAL	7,243,950
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,394,161)	160,250,360
		Corporate Bond – 1.4%
		Consumer Discretionary – 1.4%
$2,743,000	[2,3]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,746,183)	2,223,202
		MUTUAL FUND – 0.9%
1,528,088	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	1,528,088
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $147,668,432)[6]	164,001,650
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[7]	937,684
		TOTAL NET ASSETS — 100%	$164,939,334
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $2,223,202, which represented 1.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $2,223,202, which represented 1.3% of total net assets.
4	Affiliated company.
5	7-Day net yield.
6	At July 31, 2010, the cost of investments for federal tax purposes was $147,334,894. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $16,666,756. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,842,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,175,326.
7	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  2

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  3

  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$112,743,534	$ —	$ —	$112,743,534
International	47,506,826	—	—	47,506,826
Debt Securities:
Corporate Bond	—	2,223,202	—	2,223,202
Mutual Fund	1,528,088	—	—	1,528,088
TOTAL SECURITIES	$161,778,448	$2,223,202	$ —	$164,001,650

  The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

  4

  Federated Kaufmann Small Cap Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 98.6%
		Consumer Discretionary – 17.7%
354,662	[1]	ASOS PLC	5,061,528
39,200	[2,3]	B2W Companhia Global Do Varejo, GDR	1,506,848
700,000	[1,4]	Central European Media Enterprises Ltd., Class A	15,050,000
353,500	[1]	China Education Alliance, Inc.	1,403,395
714,400	[1,4]	ChinaCast Education Corp.	4,886,496
63,800	[1,4]	Chipotle Mexican Grill, Inc.	9,436,020
157,804		Cia Hering	5,290,041
262,100		Ctrip.com International Ltd., ADR	10,552,146
572,900	[1]	Dick's Sporting Goods, Inc.	15,072,999
468,600	[4]	Geox SpA	2,625,822
798,300	[1,4]	hhgregg, Inc.	16,197,507
213,868	[1]	Kid Brands, Inc.	1,779,382
131,000	[1]	L'Occitane International SA	286,707
250,900	[1]	LJ International, Inc.	710,047
151,925	[1]	Lincoln Educational Services	3,204,098
290,500	[1,4]	Lululemon Athletica, Inc.	12,049,940
298,186		National CineMedia, Inc.	5,349,457
278,700	[1,4]	O'Reilly Automotive, Inc.	13,734,336
572,907	[1,4]	Orient-Express Hotel Ltd.	5,219,183
181,975	[1]	Penn National Gaming, Inc.	4,984,295
5,240,900		Piaggio & C. SpA	14,957,004
342,031	[1,4]	ReachLocal, Inc.	4,750,811
89,000	[1,4]	Rue21, Inc.	2,699,370
390,000	[1,4]	Select Comfort Corp.	3,042,000
272,200	[1,4]	Texas Roadhouse, Inc.	3,669,256
288,000	[4]	Thor Industries, Inc.	8,017,920
143,650	[1]	US Auto Parts Network, Inc.	962,455
106,700	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	2,695,242
223,400	[1]	Universal Travel Group	1,380,612
175,000	[1]	Vitamin Shoppe Industries, Inc.	4,781,000
262,817	[1,4]	Wonder Auto Technology, Inc.	2,147,215
938,645	[1]	Yoox SpA	7,547,118
		TOTAL	191,050,250
		Consumer Staples – 2.6%
28,254	[1]	China Marine Food Group Ltd.	137,032
543,816	[1]	Grupo Comercial Chedraui SA, de CV	1,504,686
1,752,627	[1]	Hypermarcas SA	22,819,626
392,317	[1]	Prestige Brands Holdings, Inc.	3,224,846
		TOTAL	27,686,190
		Energy – 1.0%
168,840	[1,4]	China Integrated Energy, Inc.	1,433,451
15,970	[1]	Concho Resources, Inc.	957,881
785,500	[1]	Sandridge Energy, Inc.	4,634,450
100,000	[4]	Vermilion Energy Trust	3,219,688
		TOTAL	10,245,470
  1

Shares or Principal Amount			Value in U.S. Dollars
		Financials – 10.5%
120,000	[1]	Affiliated Managers Group	8,499,600
223,097	[1]	BR Malls Participacoes	3,322,100
1,268,550		Brasil Brokers Participacoes	4,998,324
71,000	[1,4]	CBOE Holdings, Inc.	1,888,600
3,418,535	[1]	CETIP SA	28,202,719
85,750		CNinsure, Inc., ADR	2,021,985
462,963	[1,4]	China Housing & Land Development, Inc.	1,055,556
25,493	[1,2,3]	China Housing & Land Development, Inc.	58,124
491,017		Colony Financial, Inc.	8,769,564
300,000	[4]	E-House China Holdings Ltd., ADR	4,890,000
969,233	[1]	Envestnet, Inc.	9,750,484
52,600	[1]	Green Dot Corp.	2,288,100
65,100	[4]	Greenhill & Co., Inc.	4,430,055
115,239	[1]	IFM Investments Ltd., ADR	651,100
33,290		LPS Brasil Cons De Imoveis	514,833
123,200		Multiplan Empreendimentos Imobiliarios SA	2,303,871
96,300	[4]	New York Community Bancorp, Inc.	1,662,138
185,300	[1]	RHJ International	1,574,409
2,090,874		Rural Electrification Corp. Ltd.	13,652,296
345,900		Willis Group Holdings PLC	10,584,540
758,300	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	2,115,657
		TOTAL	113,234,055
		Health Care – 19.4%
244,000	[1]	3SBio, Inc., ADR	3,672,200
253,000	[1,2,3,5]	Adaltis, Inc.	0
59,000	[1,2,3,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
1,185,700	[1]	Alkermes, Inc.	15,295,530
980,000	[1]	Anadys Pharmaceuticals, Inc.	1,969,800
206,896	[1]	Ardea Biosciences, Inc.	4,127,575
149,800		Aurobindo Pharma Ltd.	3,131,580
495,000	[1]	Auxilium Pharmaceutical, Inc.	11,167,200
508,735	[1]	Bellus Health, Inc.	45,786
345,400	[1,4]	BioMarin Pharmaceutical, Inc.	7,546,990
1,832,350	[1,4]	Catalyst Pharmaceutical Partners, Inc.	2,107,203
62,908	[1,4]	Cepheid, Inc.	1,041,127
1,200	[1]	Conceptus, Inc.	16,212
121,142	[1]	Corcept Therapeutics, Inc.	393,712
346,120	[1,5]	Corcept Therapeutics, Inc.	1,124,890
827,100	[1]	Cubist Pharmaceuticals, Inc.	17,848,818
619,100		Dishman Pharmaceuticals & Chemicals Ltd.	2,900,384
2,038,600	[1,4]	Dyax Corp.	4,892,640
8,494,157	[1]	Dynavax Technologies Corp.	18,772,087
327,969	[1]	Endologix, Inc.	1,498,818
64,083		Hikma Pharmaceuticals PLC	719,980
225,000	[1,4]	Human Genome Sciences, Inc.	5,836,500
169,644	[1,4]	Illumina, Inc.	7,605,141
135,200	[1]	Insulet Corp.	1,999,608
22,967	[1]	LifeWatch AG	257,957
  2

Shares or Principal Amount			Value in U.S. Dollars
115,492	[1]	Masimo Corp.	2,665,555
295,000	[1,4]	Mylan Laboratories, Inc.	5,133,000
211,500	[1]	Nektar Therapeutics	2,762,190
280,981	[1]	Orthofix International NV	8,508,105
1,101,700	[1]	Penwest Pharmaceuticals Co.	3,723,746
175,891	[1]	Pharmacyclics, Inc.	1,225,960
239,400		Piramal Healthcare Ltd.	2,488,924
814,055	[1]	Progenics Pharmaceuticals, Inc.	3,744,653
450,000	[1,4]	Protalix Biotherapeutics, Inc.	2,938,500
148,700	[1]	Qiagen NV	2,762,313
145,200	[1,4]	Regeneron Pharmaceuticals, Inc.	3,512,388
865,100	[1]	Repligen Corp.	2,794,273
145,000	[1,4]	Savient Pharmaceuticals, Inc.	1,986,500
544,150	[1,4]	Seattle Genetics, Inc.	6,627,747
510,000	[1,4]	Somaxon Pharmaceuticals, Inc.	1,881,900
576,945	[1,5]	Threshold Pharmaceuticals, Inc.	807,723
208,600		Tianyin Pharmaceutical Co., Inc.	594,510
392,512	[1]	Transcend Services, Inc.	5,459,842
471,400	[1,5]	Valera Pharmaceuticals, Inc.	0
1,458,820	[1,4]	Vical, Inc.	4,828,694
478,358	[1,4]	Vivus, Inc.	2,707,506
985,606	[1,4]	Warner Chilcott PLC	25,231,514
67,400	[1]	Watson Pharmaceuticals, Inc.	2,729,700
		TOTAL	209,086,981
		Industrials – 19.7%
3,665,000	[1,4]	AirTran Holdings, Inc.	17,665,300
33,926,821	[1]	Aramex PJSC	15,979,907
440,600		CLARCOR, Inc.	16,531,312
581,323	[4]	Con-way, Inc.	19,584,772
108,000	[1]	Copart, Inc.	3,935,520
132,300	[1,4]	CoStar Group, Inc.	5,798,709
125,000	[1]	Covanta Holding Corp.	1,883,750
206,039	[1]	DigitalGlobe, Inc.	5,616,623
35,559	[1]	Douglas Dynamics, Inc.	421,374
343,096	[1]	Dynamex, Inc.	4,618,072
3,009,300	[1]	Express-1 Expedited Solutions	4,363,485
608,720	[1,4]	Fuelcell Energy, Inc.	797,423
302,231	[1,4]	GeoEye, Inc.	10,433,014
94,675	[1,4]	Harbin Electric, Inc.	1,739,180
223,000	[1]	ICF International, Inc.	5,129,000
713,900		IESI-BFC Ltd.	16,069,889
93,000	[1,4]	IHS, Inc., Class A	5,887,830
1,674,000	[1,4]	Innovative Solutions and Support, Inc.	10,094,220
44,706	[1]	KAR Auction Services, Inc.	565,978
315,300	[1]	MOOG, Inc., Class A	11,290,893
758,723		Max India Ltd.	2,524,444
3,980,000	[1,4]	Satcon Technology Corp.	14,805,600
193,600		Simpson Manufacturing Co., Inc.	4,992,944
1,504,124	[1,4]	US Airways Group, Inc.	16,319,746
  3

Shares or Principal Amount			Value in U.S. Dollars
500,000	[1]	Verisk Analytics, Inc.	14,845,000
		TOTAL	211,893,985
		Information Technology – 22.2%
48,400	[1]	Akamai Technologies, Inc.	1,856,624
772,632	[1]	Amadeus IT Holding SA	13,592,554
920,871	[1]	Art Technology Group, Inc.	3,315,136
112,600	[1]	AutoNavi Holdings Ltd., ADR	1,647,338
87,500	[1,4]	Blackboard, Inc.	3,322,375
403,739	[1]	BroadSoft, Inc.	3,492,342
319,367	[1]	Camelot Information Systems, Inc., ADR	3,410,840
1,860,299	[1]	Cinedigm Digital Cinema Corp.	3,478,759
600,000	[1]	Commvault Systems, Inc.	11,112,000
438,000	[1,4]	Compellent Technologies, Inc.	5,873,580
904,000	[1]	Conexant Systems, Inc.	1,862,240
350,000	[1,4]	Constant Contact, Inc.	6,821,500
44,150	[1]	DG Fastchannel, Inc.	1,683,440
1,025,300	[1]	Entropic Communications, Inc.	8,028,099
422,444	[1]	Fabrinet	4,292,031
461,768	[1]	Fundtech Ltd.	5,638,187
951,600	[1]	Gilat Satellite Networks	5,043,480
493,000	[1]	hiSoft Technology International Ltd., ADR	5,916,000
272,000	[1]	Hypercom Corp.	1,177,760
100,000	[1,4]	Informatica Corp.	3,013,000
103,700	[1]	JDA Software Group, Inc.	2,436,950
422,684	[1]	Jinkosolar Holding Co, Ltd., ADR	6,183,867
645,000	[1]	Kenexa Corp.	7,759,350
486,136	[1]	Microsemi Corp.	7,758,731
2,010,000	[1,4]	Mindspeed Technologies, Inc.	14,210,700
79,426	[1,4]	Monster Worldwide, Inc.	1,089,725
406,000	[1,4]	NIC, Inc.	3,012,520
1,215,020	[1]	NaviSite, Inc.	3,487,107
885,000	[1,4]	Netezza Corp.	13,717,500
1,196,249	[1]	Nova Measuring Instruments Ltd.	6,017,132
425,000	[1]	ON Semiconductor Corp.	2,868,750
626,400	[1,4]	Onvia.com, Inc.	2,154,816
467,500	[1]	Parametric Technology Corp.	8,386,950
127,300	[1,4]	Perfect World Co. Ltd., ADR	2,973,728
1,920,000	[1]	Phoenix Technology Ltd.	5,932,800
351,500	[1]	Power-One, Inc.	4,369,145
141,000	[1]	Qlik Technologies, Inc.	2,026,170
109,365	[1,4]	QuinStreet, Inc.	1,317,848
582,200	[1]	RADWARE Ltd.	13,309,092
393,000		Redecard SA	5,934,774
286,000	[1]	SS&C Technologies, Inc.	4,890,600
1,225,467	[1]	Smart Modular Technologies (WWH), Inc.	6,629,777
500,620	[1,4]	Spire Corp.	1,937,399
150,725	[1]	TNS, Inc.	2,961,746
711,227	[1]	Telecity Group PLC	4,832,372
656,700	[1]	Tier Technologies, Inc., Class B	4,314,519
  4

Shares or Principal Amount			Value in U.S. Dollars
63,505	[1]	Trina Solar Ltd., ADR	1,380,599
37,955	[1]	VistaPrint Ltd.	1,254,413
1,823,500	[1]	WebMediaBrands, Inc.	1,312,920
		TOTAL	239,039,285
		Materials – 3.0%
300,000	[4]	Commercial Metals Corp.	4,317,000
3,314,700		Huabao International Holdings Ltd.	4,275,931
2,322,500		Nine Dragons Paper Holdings Ltd.	3,372,745
257,727	[1,4]	STR Holdings, Inc.	5,773,085
1,199,950	[1]	Thompson Creek Metals Co., Inc.	11,159,535
3,733,000	[1]	Yingde Gases Group Co.	3,666,919
		TOTAL	32,565,215
		Telecommunication Services – 2.0%
94,400	[1,4]	AboveNet, Inc.	5,022,080
85,831		Atlantic Telephone Network, Inc.	3,837,504
171,400		NTELOS Holdings Corp.	3,206,894
510,000	[1]	TW Telecom, Inc.	9,649,200
		TOTAL	21,715,678
		Utilities – 0.5%
94,400		ITC Holdings Corp.	5,356,256
		TOTAL COMMON STOCKS (IDENTIFIED COST $953,887,687)	1,061,873,365
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	37
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	46,751
		Health Care – 0.1%
224,540	[1,5]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	203,899
20,850	[1]	Clinical Data, Inc.	74
121,142	[1,5]	Corcept Therapeutics, Inc.	239,054
144,960	[1]	Cortex Pharmaceuticals, Inc.	353
446,014	[1]	Dynavax Technologies Corp.	761,109
201,055	[1]	Medicure, Inc.	0
257,688	[1,5]	Threshold Pharmaceuticals, Inc.	222,286
		TOTAL	1,426,775
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	1,473,563
		Preferred Stock – 0.3%
		Consumer Discretionary – 0.3%
2,237	[2,3]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00 Annual Dividend (IDENTIFIED COST $2,237,000)	2,846,762
		Corporate Bond – 0.9%
		Consumer Discretionary – 0.9%
$11,700,000	[2,3]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $7,376,622)	9,482,850
		MUTUAL FUND – 0.1%
1,129,471	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	1,129,471
  5

Shares or Principal Amount		Value in U.S. Dollars
	Repurchase Agreement – 15.1%
$162,013,000	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232. (purchased with proceeds from securities lending collateral) (AT COST)	162,013,000
	TOTAL INVESTMENTS — 115.1% (IDENTIFIED COST $1,126,818,811)[8]	1,238,819,011
	OTHER ASSETS AND LIABILITIES - NET — (15.1)%[9]	(162,198,348)
	TOTAL NET ASSETS — 100%	$1,076,620,663

  At July 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/2/2010	368,037 Brazilian Real	$208,993	$(261)
8/3/2010	172,660 Brazilian Real	$98,047	$(123)
8/3/2010	230,095 Brazilian Real	$130,662	$(163)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(547)

  Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2010, these restricted securities amounted to $13,894,584, which represented 1.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2010, these liquid restricted securities amounted to $13,894,584, which represented 1.3% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$156,172,280	$162,013,000
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	At July 31, 2010, the cost of investments for federal tax purposes was $1,127,174,999. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $111,644,012. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $222,005,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,361,065.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  6

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  7

  The following is a summary of the inputs used, as July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$699,407,765	$ —	$0	$699,407,765
International	362,465,600	—	—	362,465,600
Preferred Stock
Domestic	—	2,846,762	—	2,846,762
Debt Securities:
Corporate Bond	—	9,482,850	—	9,482,850
Warrants	—	1,473,563	0	1,473,563
Mutual Fund	1,129,471	—	—	1,129,471
Repurchase Agreement	—	162,013,000	—	162,013,000
TOTAL SECURITIES	$1,063,002,836	$175,816,175	$0	$1,238,819,011
OTHER FINANCIAL INSTRUMENTS*	$(547)	$ —	$ —	$(547)
*	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2009	$1,878,869	$567,373
Change in unrealized appreciation/depreciation	—	(119,819)
Net purchases (sales)	—	(15,155)
Transfers in and/or out of Level 3	(1,878,869)	(432,399)
Balance as of July 31, 2010	$ —	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2010	$ —	$(119,819)

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

  8

  Federated Market Opportunity Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 31.2%
		Biotechnology – 6.6%
325,000	[1]	Actelion Ltd.	13,144,139
280,000	[1]	Amgen, Inc.	15,268,400
155,000	[1]	Biogen Idec, Inc.	8,661,400
340,000	[1]	Cephalon, Inc.	19,295,000
790,000	[1]	Gilead Sciences, Inc.	26,322,800
		TOTAL	82,691,739
		Chemicals – 0.8%
122,000		CF Industries Holdings, Inc.	9,905,180
		Commercial Banks – 1.0%
2,500,000		Mitsubishi UFJ Financial Group, Inc.	12,413,913
		Commercial Services & Supplies – 0.8%
230,000		Secom Co. Ltd.	10,555,588
		Diversified Telecommunication Services – 1.0%
490,000		AT&T, Inc.	12,710,600
		Electric Utilities – 0.8%
230,000		Exelon Corp.	9,620,900
		Electrical Equipment – 0.7%
144,000		Regal Beloit Corp.	8,759,520
		Energy Equipment & Services – 2.8%
270,000		ENSCO PLC, ADR	11,288,700
320,000		Noble Corp.	10,400,000
335,000		Tidewater, Inc.	13,728,300
		TOTAL	35,417,000
		Food & Staples Retailing – 1.6%
150,000	[1]	BJ's Wholesale Club, Inc.	6,832,500
425,000		CVS Caremark Corp.	13,043,250
		TOTAL	19,875,750
		Food Products – 0.8%
245,000		McCormick & Co., Inc.	9,635,850
		Health Care Equipment & Supplies – 1.6%
275,000		Baxter International, Inc.	12,036,750
125,000		Becton, Dickinson & Co.	8,600,000
		TOTAL	20,636,750
		Health Care Providers & Services – 1.5%
226,000	[1]	Medco Health Solutions, Inc.	10,848,000
165,000		Quest Diagnostics, Inc.	7,753,350
		TOTAL	18,601,350
		Leisure Equipment & Products – 0.8%
210,000		Sankyo Co. Ltd.	10,281,845
		Machinery – 0.9%
112,000		Flowserve Corp.	11,105,920
  1

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value In U.S. Dollars
		Metals & Mining – 1.5%
105,000		Agnico Eagle Mines Ltd.	5,853,750
175,000		Royal Gold, Inc.	7,722,750
585,000		Yamana Gold, Inc.	5,510,700
		TOTAL	19,087,200
		Multiline Retail – 0.9%
273,000		Family Dollar Stores, Inc.	11,288,550
		Pharmaceuticals – 1.6%
190,000		AstraZeneca PLC	9,653,690
610,000		GlaxoSmithKline PLC	10,634,248
		TOTAL	20,287,938
		Railroad – 1.2%
199,000		Union Pacific Corp.	14,859,330
		Software – 1.9%
410,000		Microsoft Corp.	10,582,100
580,000		Oracle Corp.	13,711,200
		TOTAL	24,293,300
		Wireless Telecommunication Services – 2.4%
13,150		NTT DoCoMo, Inc.	20,928,584
70,000		SK Telecom Co. Ltd.	9,851,446
		TOTAL	30,780,030
		TOTAL COMMON STOCKS (IDENTIFIED COST $393,899,305)	392,808,253
		U.S. TREASURY – 21.8%
$100,000,000	[2,3]	United States Treasury Bill, 0.165%, 8/19/2010	99,993,740
27,000,000		United States Treasury Note, 0.625%, 6/30/2012	27,046,408
145,000,000	[4]	United States Treasury Note, 1.875%, 6/30/2015	147,146,681
		TOTAL U.S. TREASURY (IDENTIFIED COST $272,705,069)	274,186,829
		INVESTMENT FUND – 4.9%
603,225		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $60,322,489)	62,042,223
		BULLION – 4.1%
43,200		Gold (IDENTIFIED COST $51,755,357)	50,995,506
		EXCHANGE-TRADED FUND – 2.2%
1,050,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $25,367,611)	27,279,000
		PURCHASED PUT OPTIONS/SHORT EXPOSURE – 1.0%
		Diversified Financial Services – 1.0%
26,000	[1]	Financial Select Sector SPDR, Strike Price $15, Expiration Date 9/18/2010	2,106,000
5,000	[1]	iShares Russell 2000 Index Fund, Strike Price $68, Expiration Date 9/30/2010	2,462,500
14,000	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $46, Expiration Date 9/18/2010	2,282,000
5,000	[1]	SPDR S&P Midcap 400 ETF Trust, Strike Price $140, Expiration Date 9/18/2010	3,600,000
3,000	[1]	SPDR S&P Retail ETF, Strike Price $46, Expiration Date 9/18/2010	2,400,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $16,363,560)	12,850,500
		MUTUAL FUNDS – 36.7%
2,630,000		Central Fund of Canada Ltd	38,003,500
  2

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value In U.S. Dollars
423,245,177	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30%	423,245,177
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $454,230,015)	461,248,677
		TOTAL INVESTMENTS — 101.9% (IDENTIFIED COST $1,274,643,406)[7]	1,281,410,988
		OTHER ASSETS AND LIABILITIES - NET — (1.9)%[8]	(24,077,642)
		TOTAL NET ASSETS — 100%	$1,257,333,346

  Schedule of Securities Sold Short

Shares or Principal Amount		Value
925,000	Amex Financial Select Standard & Poor Depository Receipt	$13,606,750
130,000	Ansys, Inc.	5,843,500
57,000	Campbell Soup Co.	2,046,300
129,500	Citrix Systems, Inc.	7,125,090
785,000	Consumer Discretionary Select Sector SPDR Fund	24,680,400
96,000	Costco Wholesale Corp.	5,444,160
100,000	Cree, Inc.	7,084,000
150,000	Del Monte Foods Co.	2,082,000
135,000	Digital Realty Trust, Inc.	8,534,700
218,000	Express Scripts, Inc., Class A	9,849,240
260,000	ICICI Bank Ltd., ADR	10,116,600
800,000	ISHARES FTSE/XINHUA CHINA 25	33,040,000
280,000	iShares MSCI Brazil	19,706,400
370,000	iShares MSCI Mexico Index Fund	18,829,300
100,000	Kroger Co.	2,118,000
325,000	Pall Corp.	12,428,000
259,000	Pentair, Inc.	8,857,800
80,000	Procter & Gamble Co.	4,892,800
230,000	SBA Communications, Corp.	8,321,400
285,000	SPDR S&P MidCap 400 ETF Trust	39,315,750
500,000	SPDR S&P Retail ETF	19,075,000
380,000	Wal-Mart Stores, Inc.	19,452,200
431,000	Waste Management, Inc.	14,632,450
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $291,992,341)	$297,081,840

  At July 31, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
Russell 2000 Index Short Futures	400	$25,984,000	September 2010	$(1,489,300)
S&P 500 Index Short Futures	500	$137,287,500	September 2010	(769,500)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,258,800)
  3

  At July 31, 2010, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/3/2010	72,284,196 CAD	$70,259,322	$70,309,348	$50,026
8/3/2010	72,017,603 CAD	$68,722,366	$70,050,039	$1,327,673
8/3/2010	10,400,000 CAD	$9,921,487	$10,115,866	$194,379
8/6/2010	13,280,000 GBP	249,895,470 MXN	$20,837,648	$561,297
8/6/2010	249,836,640 MXN	13,280,000 GBP	$19,726,652	$600,621
8/6/2010	58,830 MXN	$4,649	$4,645	$(4)
8/18/2010	27,433,000 SGD	57,353,076 PLN	$20,174,735	$511,935
8/18/2010	28,100,000 SGD	251,087,550 MXN	$20,665,260	$537,323
8/18/2010	258,643,640 MXN	28,100,000 SGD	$20,395,643	$611,709
8/18/2010	64,206,937 PLN	27,433,000 SGD	$20,860,613	$1,231,370
8/25/2010	13,000,000 AUD	15,653,300 SGD	$11,722,667	$457,624
8/25/2010	22,373,400 SGD	19,600,000 AUD	$16,453,953	$677,284
8/25/2010	27,950,820 SGD	22,300,000 AUD	$20,555,726	$219,164
9/7/2010	26,972,400 SGD	27,300,000 NZD	$19,836,838	$300,794
9/7/2010	9,011,520 SGD	9,600,000 NZD	$6,627,518	$247,972
9/8/2010	30,288,600 BRL	$16,788,759	$17,064,268	$275,509
9/8/2010	41,752,300 BRL	$23,472,172	$23,522,792	$50,620
9/8/2010	7,046,520 CHF	$6,346,501	$6,767,197	$420,696
9/8/2010	18,307,460 CHF	$15,800,000	$17,581,756	$1,781,756
9/8/2010	1,444,041,000 JPY	$15,800,000	$16,720,073	$920,073
9/8/2010	105,670,650 NOK	$16,035,000	$17,355,830	$1,320,830
9/8/2010	22,315,446 SGD	$15,800,000	$16,411,940	$611,940
9/13/2010	17,850,000 AUD	$14,620,935	$16,060,560	$1,439,625
9/13/2010	26,000,000 AUD	$22,461,400	$23,393,533	$932,133
9/21/2010	15,709,531 CAD	100,530,000 NOK	$15,269,703	$297,929
9/21/2010	100,530,000 NOK	16,581,639 CAD	$16,499,703	$487,883
9/21/2010	100,530,000 NOK	22,833,975 NZD	$16,499,704	$487,883
9/24/2010	100,650,000 NOK	204,933,465 MXN	$16,516,672	$487,717
9/24/2010	124,750,000 SEK	206,136,900 MXN	$17,271,409	$1,132,945
9/24/2010	220,034,050 MXN	124,750,000 SEK	$17,280,979	$337,698
9/29/2010	24,901,800 MYR	$7,700,000	$7,797,896	$97,896
9/29/2010	24,959,550 MYR	$7,700,000	$7,815,980	$115,980
9/30/2010	2,662,000,000 JPY	$30,115,848	$30,828,854	$713,006
10/1/2010	149,203,100 SEK	149,874,514 ZAR	$20,655,122	$1,311,188
10/1/2010	21,800,000 SGD	121,885,980 ZAR	$16,034,073	$306,555
10/1/2010	26,061,178 TRY	124,324,850 SEK	$17,102,423	$89,319
10/1/2010	26,400,000 CAD	26,496,096 CHF	$25,656,459	$760,245
10/1/2010	23,450,571 NZD	124,750,000 SEK	$16,931,036	$1,623,948
10/1/2010	26,800,000 SGD	20,009,407 CAD	$19,711,612	$422,547
10/1/2010	28,767,473 CHF	26,400,000 CAD	$27,633,062	$2,122,536
10/1/2010	124,750,000 SEK	23,113,409 NZD	$17,269,926	$1,131,024
10/1/2010	124,324,850 SEK	25,484,916 TRY	$17,211,070	$1,345,757
10/1/2010	118,986,580 ZAR	21,800,000 SGD	$16,134,271	$104,848
10/4/2010	27,060,000 BRL	$15,144,392	$15,165,916	$21,524
10/8/2010	18,000,000 GBP	$25,718,040	$28,235,427	$2,517,387
10/8/2010	29,650,000 CHF	2,299,980,150 JPY	$28,483,406	$2,590,434
10/8/2010	2,338,495,500 JPY	29,650,000 CHF	$27,084,612	$1,524,881
10/8/2010	22,302,230 CHF	$19,435,156	$21,424,738	$1,989,582
10/8/2010	52,016,800 PLN	25,300,000 TRY	$16,841,513	$881,354
10/13/2010	20,276,504 EUR	326,025,900 MXN	$26,419,700	$1,573,278
  4

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
10/13/2010	13,555,894 GBP	1,723,049,000 JPY	$21,263,747	$1,754,029
10/13/2010	22,400,000 CHF	252,888,832 MXN	$21,520,074	$2,197,402
10/13/2010	21,027,564 EUR	2,309,920,000 JPY	$27,398,311	$1,057,781
10/13/2010	276,707,200 MXN	22,400,000 CHF	$21,685,495	$664,654
10/13/2010	2,309,920,000 JPY	20,676,716 EUR	$26,755,062	$1,321,718
10/13/2010	1,723,049,000 JPY	13,027,839 GBP	$19,957,523	$1,122,429
10/15/2010	21,647,625 SGD	25,200,000 TRY	$15,922,437	$596,101
10/15/2010	17,733,117 CHF	25,200,000 TRY	$17,036,964	$1,712,189
10/15/2010	12,700,000 EUR	25,179,020 TRY	$16,547,591	$808,635
10/15/2010	35,100,000 TRY	1,950,436,800 JPY	$22,980,132	$733,763
10/15/2010	25,200,000 TRY	16,901,408 CHF	$16,498,556	$942,102
10/15/2010	552,489,300 JPY	9,900,000 TRY	$6,399,442	$239,587
10/15/2010	1,399,356,000 JPY	25,200,000 TRY	$16,208,636	$911,202
10/15/2010	100,663,309 NOK	25,002,250 TRY	$16,500,461	$1,113,045
10/15/2010	127,330,000 NOK	$19,340,776	$20,871,594	$1,530,818
10/15/2010	25,200,000 TRY	22,713,957 SGD	$16,498,556	$169,458
10/19/2010	499,850,000 RUB	$16,415,435	$16,408,740	$(6,695)
10/19/2010	490,240,000 RUB	$16,039,261	$16,093,270	$54,009
10/19/2010	490,240,000 RUB	$16,039,261	$16,093,270	$54,009
10/19/2010	447,900,000 RUB	$14,709,360	$14,703,361	$(5,999)
10/20/2010	51,000,000 PLN	22,627,847 NZD	$16,500,849	$529,268
10/21/2010	21,000,000 EUR	$25,936,680	$27,361,445	$1,424,765
10/21/2010	154,300,000 SEK	$19,441,085	$21,355,102	$1,914,017
10/29/2010	38,800,000 NZD	2,366,800,000 JPY	$27,946,843	$877,651
10/29/2010	2,337,273,200 JPY	38,800,000 NZD	$27,076,468	$1,488,602
11/2/2010	24,400,000 AUD	1,818,288,000 JPY	$21,826,094	$1,006,449
11/2/2010	17,642,154 CHF	18,650,000 AUD	$16,953,391	$937,524
11/2/2010	1,883,850,800 JPY	24,400,000 AUD	$21,824,843	$812,834
11/2/2010	18,650,000 AUD	16,470,561 CHF	$16,682,650	$1,180,519
11/11/2010	118,850,000 SEK	1,408,341,599 JPY	$16,443,576	$313,534
12/1/2010	10,480,000 GBP	124,437,424 ZAR	$16,434,173	$637,454
12/1/2010	16,715,927 CHF	22,650,000 NZD	$16,068,153	$546,246
3/23/2011	6,357,150,000 KRW	$5,540,000	$5,329,148	$(210,852)
4/11/2011	11,836,500 PEN	$4,143,707	$4,165,594	$21,887
Contracts Sold:
8/3/2010	987,088 GBP	$1,541,437	$1,548,862	$(7,425)
8/3/2010	72,017,603 CAD	$70,922,559	$70,050,039	$872,520
8/3/2010	82,684,196 CAD	$81,427,365	$80,425,214	$1,002,151
8/6/2010	13,280,000 GBP	249,836,640 MXN	$20,837,649	$(1,711,618)
8/6/2010	249,895,470 MXN	13,280,000 GBP	$19,731,297	$545,055
8/18/2010	27,433,000 SGD	64,206,937 PLN	$20,174,736	$(545,492)
8/18/2010	28,100,000 SGD	258,643,640 MXN	$20,665,259	$(881,325)
8/18/2010	251,087,550 MXN	28,100,000 SGD	$19,799,799	$328,137
8/18/2010	6,853,860 PLN	$2,121,019	$2,226,796	$(105,777)
8/18/2010	57,353,076 PLN	27,433,000 SGD	$18,633,817	$1,028,984
8/25/2010	22,300,000 AUD	27,950,820 SGD	$20,108,883	$227,679
8/25/2010	19,600,000 AUD	22,373,400 SGD	$17,674,176	$(1,897,506)
8/25/2010	15,653,300 SGD	13,000,000 AUD	$11,511,825	$(246,782)
9/7/2010	9,600,000 NZD	9,011,520 SGD	$6,944,919	$(565,373)
9/7/2010	27,300,000 NZD	26,972,400 SGD	$19,749,611	$(213,567)
9/8/2010	11,692,800 BRL	$6,400,000	$6,587,597	$(187,597)
  5

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
9/8/2010	30,137,782 BRL	$16,035,000	$16,979,299	$(944,299)
9/8/2010	30,288,600 BRL	$15,800,000	$17,064,268	$(1,264,268)
9/8/2010	30,059,500 BRL	$15,783,408	$16,935,196	$(1,151,788)
9/8/2010	30,091,100 BRL	$15,816,610	$16,952,999	$(1,136,389)
9/8/2010	25,353,980 CHF	$24,175,889	$24,348,953	$(173,064)
9/8/2010	1,444,041,000 JPY	$16,657,527	$16,720,073	$(62,546)
9/13/2010	19,600,000 AUD	$15,831,508	$17,635,125	$(1,803,617)
9/13/2010	35,700,000 AUD	$31,696,245	$32,121,121	$(424,876)
9/13/2010	17,350,000 AUD	$14,244,350	$15,610,685	$(1,366,335)
9/13/2010	31,350,000 NZD	$20,995,095	$22,668,224	$(1,673,129)
9/21/2010	22,833,975 NZD	100,530,000 NOK	$16,499,598	$(487,778)
9/21/2010	16,581,639 CAD	100,530,000 NOK	$16,117,394	$(105,574)
9/21/2010	100,530,000 NOK	15,709,531 CAD	$16,499,703	$(1,527,929)
9/24/2010	124,750,000 SEK	220,034,050 MXN	$17,271,408	$(328,127)
9/24/2010	206,136,900 MXN	124,750,000 SEK	$16,189,528	$(51,064)
9/24/2010	204,933,465 MXN	100,650,000 NOK	$16,095,013	$(66,058)
9/29/2010	59,332,350 ZAR	$7,700,000	$8,047,901	$(347,901)
9/29/2010	59,675,000 ZAR	$7,700,000	$8,094,379	$(394,379)
9/30/2010	5,108,730,000 JPY	$56,341,730	$59,164,647	$(2,822,917)
9/30/2010	3,230,475,000 JPY	$35,669,449	$37,412,412	$(1,742,963)
10/1/2010	25,484,916 TRY	124,324,850 SEK	$16,724,256	$(858,943)
10/1/2010	21,800,000 SGD	118,986,580 ZAR	$16,034,072	$(4,650)
10/1/2010	23,113,409 NZD	124,750,000 SEK	$16,687,609	$(548,707)
10/1/2010	20,009,407 CAD	26,800,000 SGD	$19,445,854	$(156,789)
10/1/2010	26,400,000 CAD	28,767,473 CHF	$25,656,459	$(145,933)
10/1/2010	26,496,096 CHF	26,400,000 CAD	$25,451,254	$(555,040)
10/1/2010	124,750,000 SEK	23,450,571 NZD	$17,269,926	$(1,962,838)
10/1/2010	124,324,850 SEK	26,061,178 TRY	$17,211,070	$(197,966)
10/1/2010	149,874,514 ZAR	149,203,100 SEK	$20,322,594	$(978,661)
10/1/2010	121,885,980 ZAR	21,800,000 SGD	$16,527,422	$(799,904)
10/4/2010	27,060,000 BRL	$14,819,277	$15,165,916	$(346,639)
10/8/2010	18,000,000 GBP	$26,330,040	$28,235,427	$(1,905,387)
10/8/2010	25,300,000 TRY	52,016,800 PLN	$16,583,466	$(623,307)
10/8/2010	29,650,000 CHF	2,338,495,500 JPY	$28,483,406	$(2,923,676)
10/8/2010	22,302,230 CHF	$19,260,929	$21,424,738	$(2,163,809)
10/8/2010	2,299,980,150 JPY	29,650,000 CHF	$26,638,524	$(745,552)
10/13/2010	13,027,839 GBP	1,723,049,000 JPY	$20,435,442	$(1,600,347)
10/13/2010	20,676,716 EUR	2,309,920,000 JPY	$26,941,165	$(1,507,821)
10/13/2010	22,400,000 CHF	276,707,200 MXN	$21,520,073	$(499,232)
10/13/2010	252,888,832 MXN	22,400,000 CHF	$19,818,854	$(496,182)
10/13/2010	2,309,920,000 JPY	21,027,564 EUR	$26,755,062	$(414,532)
10/13/2010	326,025,900 MXN	20,276,504 EUR	$25,550,593	$(704,171)
10/13/2010	1,723,049,000 JPY	13,555,894 GBP	$19,957,524	$(447,805)
10/15/2010	25,002,250 TRY	100,663,309 NOK	$16,369,089	$(981,673)
10/15/2010	22,713,957 SGD	25,200,000 TRY	$16,706,754	$(377,656)
10/15/2010	16,901,408 CHF	25,200,000 TRY	$16,237,906	$(681,452)
10/15/2010	9,900,000 TRY	552,489,300 JPY	$6,481,575	$(321,721)
10/15/2010	25,200,000 TRY	1,399,356,000 JPY	$16,498,556	$(1,201,123)
10/15/2010	25,200,000 TRY	17,733,117 CHF	$16,498,556	$(1,173,781)
10/15/2010	25,179,020 TRY	12,700,000 EUR	$16,484,821	$(745,865)
10/15/2010	1,950,436,800 JPY	35,100,000 TRY	$22,591,763	$(345,395)
  6

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
10/15/2010	127,330,000 NOK	$18,942,279	$20,871,593	$(1,929,314)
10/15/2010	25,200,000 TRY	21,647,625 SGD	$16,498,556	$(1,172,221)
10/15/2010	25,200,000 TRY	$15,324,739	$16,498,556	$(1,173,817)
10/19/2010	18,657,896 AUD	$16,039,261	$16,717,794	$(678,533)
10/19/2010	27,060,000 BRL	$15,092,866	$15,115,777	$(22,911)
10/19/2010	25,200,000 TRY	$16,526,758	$16,487,492	$39,266
10/19/2010	123,839,131 ZAR	$16,039,261	$16,743,628	$(704,367)
10/20/2010	22,627,847 NZD	51,000,000 PLN	$16,310,802	$(339,221)
10/21/2010	21,000,000 EUR	$25,719,960	$27,361,445	$(1,641,485)
10/21/2010	154,300,000 SEK	$19,228,133	$21,355,102	$(2,126,969)
10/29/2010	38,800,000 NZD	2,337,273,200 JPY	$27,946,844	$(2,358,977)
10/29/2010	2,366,800,000 JPY	38,800,000 NZD	$27,418,525	$(349,333)
11/2/2010	16,470,561 CHF	18,650,000 AUD	$15,827,538	$(325,407)
11/2/2010	24,400,000 AUD	1,883,850,800 JPY	$21,826,094	$(814,085)
11/2/2010	18,650,000 AUD	17,642,154 CHF	$16,682,649	$(666,782)
11/2/2010	1,818,288,000 JPY	24,400,000 AUD	$21,065,283	$(245,638)
11/10/2010	13,375,850 CHF	$12,866,714	$12,854,712	$12,002
11/11/2010	1,408,341,599 JPY	118,850,000 SEK	$16,317,828	$(187,786)
11/18/2010	11,160,000 GBP	$16,979,717	$17,501,979	$(522,262)
11/18/2010	9,300,000 GBP	$14,147,439	$14,584,983	$(437,544)
11/30/2010	172,482,750 ZAR	$22,157,203	$23,163,777	$(1,006,574)
12/1/2010	22,650,000 NZD	16,715,927 CHF	$16,265,654	$(743,747)
12/1/2010	124,437,424 ZAR	10,480,000 GBP	$16,708,788	$(912,069)
12/3/2010	52,000,000 CAD	$50,435,491	$50,463,341	$(27,850)
3/23/2011	6,357,150,000 KRW	$5,160,024	$5,329,148	$(169,124)
4/11/2011	11,836,500 PEN	$4,164,116	$4,165,594	$(1,478)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,052,108

  Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	All or a portion of this security is held as collateral for open short positions.
5	Affiliated company.
6	7-Day net yield.
7	At July 31, 2010, the cost of investments for federal tax purposes was $1,274,635,822. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $6,775,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,159,472 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,384,306.
8	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  7

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  8

  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$262,291,650	$ —	$ —	$262,291,650
International	130,516,603	—	—	130,516,603
Debt Securities:
U.S. Treasury	—	274,186,829	—	274,186,829
Investment Fund	62,042,223	—	—	62,042,223
Bullion	50,995,506	—	—	50,995,506
Exchange-Traded Fund	27,279,000	—	—	27,279,000
Purchased Put Options/Short Exposure	12,850,500	—	—	12,850,500
Mutual Funds	461,248,677	—	—	461,248,677
TOTAL SECURITIES	$1,007,224,159	$274,186,829	—	$1,281,410,988
OTHER FINANCIAL INSTRUMENTS*	$(299,340,640)	$3,052,108	$ —	$(296,288,532)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
MYR	— Malaysian Riggit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
SPDR	— Standard & Poor's Depository Receipts
TRY	— Turkish Lira
ZAR	— South African Rand

  9

  Federated Mid Cap Growth Strategies Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.5%
		Consumer Discretionary – 14.3%
56,900	[1]	Apollo Group, Inc., Class A	2,624,797
67,600	[1]	Big Lots, Inc.	2,319,356
143,200	[2]	CBS Corp. (New), Class B	2,116,496
52,900		Coach, Inc.	1,955,713
137,400	[2]	Cooper Tire & Rubber Co.	2,969,214
72,700	[1]	DIRECTV Group, Inc., Class A	2,701,532
89,400	[1]	Dick's Sporting Goods, Inc.	2,352,114
96,300	[1,2]	Dollar General Corp.	2,810,034
46,300	[1]	Fossil, Inc.	1,833,480
58,400	[1]	Jo-Ann Stores, Inc.	2,446,376
75,500		Leggett and Platt, Inc.	1,573,420
107,031	[1,2]	Liberty Global, Inc., Class A	3,130,657
63,000		PetSmart, Inc.	1,956,150
43,100		Ross Stores, Inc.	2,269,646
31,100		Stanley Black & Decker, Inc.	1,804,422
86,000	[1,2]	TRW Automotive Holdings Corp.	3,017,740
45,200		Target Corp.	2,319,664
43,165		Time Warner Cable, Inc.	2,467,743
42,400		Tractor Supply Co.	2,947,224
76,700		Wyndham Worldwide Corp.	1,958,151
		TOTAL	47,573,929
		Consumer Staples – 9.3%
82,700		Coca-Cola Enterprises, Inc.	2,373,490
146,800	[2]	Del Monte Foods Co.	2,037,584
88,200		Dr. Pepper Snapple Group, Inc.	3,311,910
43,200		Estee Lauder Cos., Inc., Class A	2,689,200
59,000		Herbalife Ltd.	2,928,760
65,600		Mead Johnson Nutrition Co.	3,485,984
109,400		Nu Skin Enterprises, Inc., Class A	3,115,712
75,900		Sysco Corp.	2,350,623
79,700		The Anderson's, Inc.	2,739,289
173,900		Tyson Foods, Inc., Class A	3,044,989
84,900	[1]	United Natural Foods, Inc.	2,863,677
		TOTAL	30,941,218
		Energy – 6.1%
467,800	[1]	Advantage Oil & Gas Ltd.	2,947,140
49,800	[1]	Atlas Energy, Inc.	1,473,582
27,000	[1]	Concho Resources, Inc.	1,619,460
75,900	[2]	Frontline Ltd.	2,322,540
359,500		Paramount Resources Ltd.	7,535,844
103,800		Teekay Shipping Corp.	2,866,956
18,300	[1]	Whiting Petroleum Corp.	1,610,583
		TOTAL	20,376,105
		Financials – 7.0%
52,800		Aflac, Inc.	2,597,232
121,800		Apartment Investment & Management Co., Class A	2,615,046
60,200		Capital One Financial Corp.	2,548,266
  1

Shares			Value
68,700		Cash America International, Inc.	2,301,450
47,400	[2]	Digital Realty Trust, Inc.	2,996,628
153,500		Discover Financial Services	2,343,945
131,000	[1]	Genworth Financial, Inc., Class A	1,778,980
63,900		Principal Financial Group	1,636,479
84,800		Protective Life Corp.	1,907,152
101,700		Unum Group	2,320,794
		TOTAL	23,045,972
		Health Care – 15.9%
28,000		Allergan, Inc.	1,709,680
89,100		AmerisourceBergen Corp.	2,670,327
126,100	[1,2]	Arthrocare Corp.	3,376,958
50,500	[1]	BioMarin Pharmaceutical, Inc.	1,103,425
51,000		Cardinal Health, Inc.	1,645,770
40,400	[1]	Cephalon, Inc.	2,292,700
67,500	[1]	Community Health Systems, Inc.	2,189,025
29,400	[1]	DaVita, Inc.	1,685,208
42,100	[1]	Dendreon Corp.	1,385,511
49,900	[1,2]	Edwards Lifesciences Corp.	2,884,220
40,900	[1]	Express Scripts, Inc., Class A	1,847,862
49,900	[1]	Genzyme Corp.	3,471,044
296,600	[1]	Health Management Association, Class A	2,123,656
71,100	[1]	Hospira, Inc.	3,704,310
62,800	[1]	Humana, Inc.	2,952,856
7,200	[1]	Intuitive Surgical, Inc.	2,364,264
78,100	[1]	Par Pharmaceutical Cos., Inc.	2,061,840
58,700	[1]	Regeneron Pharmaceuticals, Inc.	1,419,953
38,000		Shire Ltd., ADR	2,617,060
53,500		Universal Health Services, Inc., Class B	1,924,395
54,500	[1,2]	Valeant Pharmaceuticals International	3,069,440
42,000	[1]	Vertex Pharmaceuticals, Inc.	1,413,720
68,200	[1]	Watson Pharmaceuticals, Inc.	2,762,100
		TOTAL	52,675,324
		Industrials – 10.8%
70,000		Carlisle Cos., Inc.	2,357,600
103,800	[1,2]	Continental Airlines, Inc., Class B	2,597,076
53,200		Crane Co.	1,890,728
35,200	[1]	Esterline Technologies Corp.	1,806,816
68,300	[1]	Genesee & Wyoming, Inc., Class A	2,792,104
58,600		Joy Global, Inc.	3,479,082
55,500	[1,2]	Navistar International Corp.	2,869,905
58,900	[1]	OshKosh Truck Corp.	2,024,982
14,900		Precision Castparts Corp.	1,820,631
56,100		Snap-On, Inc.	2,505,987
120,300	[2]	Textron, Inc.	2,497,428
52,200		Timken Co.	1,754,964
54,800		Toro Co.	2,852,340
24,200		Triumph Group, Inc.	1,836,780
117,240	[1]	UAL Corp.	2,783,278
		TOTAL	35,869,701
  2

Shares			Value
		Information Technology – 23.3%
188,900	[1]	Acxiom Corp.	2,897,726
68,700		Altera Corp.	1,904,364
85,000	[1]	Amdocs Ltd.	2,323,050
57,200		Analog Devices, Inc.	1,699,412
95,500	[1]	Arrow Electronics, Inc.	2,367,445
89,800	[1]	BMC Software, Inc.	3,195,084
88,600		Broadcom Corp.	3,192,258
144,000		CA, Inc.	2,816,640
106,200	[1]	Checkpoint Systems, Inc.	2,120,814
45,100	[1]	Citrix Systems, Inc.	2,481,402
63,700	[1]	Cognizant Technology Solutions Corp.	3,475,472
24,400	[1]	Cree, Inc.	1,728,496
182,700	[1]	Fairchild Semiconductor International, Inc., Class A	1,658,916
132,000	[1]	Gartner Group, Inc., Class A	3,322,440
75,800	[1,2]	Intuit, Inc.	3,013,050
65,500	[1,2]	Lexmark International Group, Class A	2,407,125
50,900	[1,2]	Longtop Financial Technologies Ltd., ADR	1,696,497
69,600	[1]	Micros Systems Corp.	2,490,288
155,800	[1]	Marvell Technology Group Ltd.	2,324,536
46,500		Maximus, Inc.	2,798,835
80,200	[1]	NetApp, Inc.	3,392,460
68,500	[1]	Omnivision Technologies, Inc.	1,528,235
73,900	[1]	Progress Software Corp.	2,209,610
607,300	[1]	RF Micro Devices, Inc.	2,532,441
84,800	[1]	Red Hat, Inc.	2,726,320
134,200	[1,2]	SAIC, Inc.	2,231,746
140,600	[1]	Skyworks Solutions, Inc.	2,464,718
57,300	[1]	Tech Data Corp.	2,266,788
125,200	[1,2]	Verifone Systems, Inc.	2,739,376
277,200	[1,2]	Vishay Intertechnology, Inc.	2,353,428
19,800	[1]	Vishay Precision Group, Inc.	250,470
266,500		Xerox Corp.	2,595,710
		TOTAL	77,205,152
		Materials – 6.3%
203,000		Huntsman Corp.	2,125,410
102,594		IAMGOLD Corp.	1,622,011
89,800		International Paper Co.	2,173,160
21,700		Lubrizol Corp.	2,028,733
108,000		Packaging Corp. of America	2,592,000
50,300	[2]	Rock-Tenn Co.	2,676,966
373,600	[1,2]	Stillwater Mining Co.	5,144,472
90,200	[2]	Vale SA, ADR	2,507,560
		TOTAL	20,870,312
		Telecommunication Services – 1.3%
54,000	[1]	NII Holdings, Inc.	2,022,840
63,900		Telephone and Data System, Inc.	2,180,907
		TOTAL	4,203,747
		Utilities – 3.2%
72,300	[2]	NICOR, Inc.	3,166,017
59,700		ONEOK, Inc.	2,777,841
99,500		Questar Corp.	1,636,775
  3

Shares			Value
89,600		Southwest Gas Corp.	2,882,432
		TOTAL	10,463,065
		TOTAL COMMON STOCKS (IDENTIFIED COST $304,463,956)	323,224,525
		MUTUAL FUND – 2.7%
8,819,066	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	8,819,066
		Repurchase Agreement – 15.2%
50,347,000	[5]	Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232 (purchased with proceeds from securities lending collateral). (AT COST)	50,347,000
		TOTAL INVESTMENTS — 115.4% (IDENTIFIED COST $363,630,022)[6]	382,390,591
		OTHER ASSETS AND LIABILITIES - NET — (15.4)%[7]	(50,886,143)
		TOTAL NET ASSETS — 100%	$331,504,448
1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$49,201,147	$50,347,000
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	At July 31, 2010, the cost of investments for federal tax purposes was $363,630,022. The net unrealized appreciation of investments for federal tax purposes was $18,760,569. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,800,531 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,039,962.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  4

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$291,532,570	$ —	$ —	$291,532,570
International	31,691,955	—	—	31,691,955
Mutual Fund	8,819,066	—	—	8,819,066
Repurchase Agreement	—	50,347,000	—	50,347,000
TOTAL SECURITIES	$332,043,591	$50,347,000	$ —	$382,390,591

  The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

  5

  Federated Strategic Value Dividend Fund

  Portfolio of Investments

  July 31, 2010 (unaudited)

Shares		Value
	COMMON STOCKS – 99.6%
	Consumer Discretionary – 2.5%
440,625	McDonald's Corp.	30,724,781
	Consumer Staples – 21.9%
1,231,085	Altria Group, Inc.	27,280,844
317,500	Clorox Co.	20,599,400
590,070	H.J. Heinz Co.	26,246,314
599,725	Kimberly-Clark Corp.	38,454,367
213,400	Lorillard, Inc.	16,269,616
556,485	Philip Morris International, Inc.	28,402,994
318,770	Procter & Gamble Co.	19,495,973
509,931	Reynolds American, Inc.	29,484,210
554,975	The Coca-Cola Co.	30,584,672
952,802	Unilever PLC	27,076,054
	TOTAL	263,894,444
	Energy – 11.8%
478,880	Chevron Corp.	36,495,445
697,555	ConocoPhillips	38,518,987
1,579,425	Royal Dutch Shell PLC, Class B	41,623,948
512,840	Total S.A.	25,870,194
	TOTAL	142,508,574
	Financials – 12.9%
786,000	Cincinnati Financial Corp.	21,654,300
288,800	Gallagher (Arthur J.) & Co.	7,341,296
365,300	HCP, Inc.	12,957,191
313,500	Health Care REIT, Inc.	14,204,685
247,000	Mercury General Corp.	10,653,110
594,200	National Retail Properties, Inc.	13,737,904
391,000	Nationwide Health Properties, Inc.	14,631,220
1,323,200	New York Community Bancorp, Inc.	22,838,432
651,000	Omega Healthcare Investors	14,308,980
326,200	Realty Income Corp.	10,467,758
583,000	Senior Housing Properties Trust	13,146,650
	TOTAL	155,941,526
	Health Care – 15.0%
586,000	Abbott Laboratories	28,760,880
413,000	AstraZeneca PLC	20,984,139
1,400,815	Bristol-Myers Squibb Co.	34,908,310
792,815	Eli Lilly & Co.	28,224,214
2,400,473	GlaxoSmithKline PLC	41,848,042
460,315	Johnson & Johnson	26,739,698
	TOTAL	181,465,283
	Industrials – 1.2%
600,000	Pitney Bowes, Inc.	14,646,000
	Telecommunication Services – 17.9%
1,521,145	AT&T, Inc.	39,458,501
1,144,710	BCE, Inc.	35,018,851
736,030	CenturyLink, Inc.	26,217,389
997,698	Telefonica SA	22,648,627
  1

Shares			Value
1,371,955		Verizon Communications, Inc.	39,869,012
13,551,874		Vodafone Group PLC	31,631,558
1,865,885		Windstream Corp.	21,271,089
		TOTAL	216,115,027
		Utilities – 16.4%
1,617,000		CenterPoint Energy, Inc.	23,009,910
283,500		Consolidated Edison Co.	13,075,020
766,895		Dominion Resources, Inc.	32,201,921
2,005,900		Duke Energy Corp.	34,300,890
426,192		NSTAR	15,837,295
665,675		Progress Energy, Inc.	28,031,574
320,040		SCANA Corp.	12,260,733
1,107,928		Southern Co.	39,143,096
		TOTAL	197,860,439
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,150,947,977)	1,203,156,074
		MUTUAL FUND – 0.9%
10,842,327	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	10,842,327
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $1,161,790,304)[3]	1,213,998,401
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[4]	(5,866,920)
		TOTAL NET ASSETS — 100%	$1,208,131,481

  At July 31, 2010, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/19/2010	10,800,000 Canadian Dollar	$10,416,064	$(87,258)
8/19/2010	21,400,000 Canadian Dollar	$19,860,236	$(951,902)
8/19/2010	10,500,000 Euro	$12,905,550	$(777,423)
8/19/2010	20,700,000 Euro	$25,433,055	$(1,541,949)
8/19/2010	26,800,000 Pound Sterling	$38,560,376	$(3,489,643)
8/19/2010	51,500,000 Pound Sterling	$74,031,765	$(6,773,309)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(13,621,484)

  Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Affiliated company.
2	7-Day net yield.
3	At July 31, 2010, the cost of investments for federal tax purposes was $1,161,790,304. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from foreign exchange contracts was $52,208,097. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,757,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,549,704.
4	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  2

    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  3

  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$956,454,673	$ —	$ —	$956,454,673
International	246,701,401	—	—	246,701,401
Mutual Fund	10,842,327	—	—	10,842,327
TOTAL SECURITIES	$1,213,998,401	$ —	$ —	$1,213,998,401
OTHER FINANCIAL INSTRUMENTS*	$ —	$(13,621,484)	$ —	$(13,621,484)
*	Other financial instruments include foreign exchange contracts.

  The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

  4

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010